COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Net income from financial instruments at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Income from corporate and government securities	$ 127,798,716	$ 51,452,910	$ 42,190,171
Income from securities issued by the Argentine Central Bank		3,303,523	2,120,331
Derivatives	10,282,330	2,065,245	9,613,101
Total	$ 138,081,046	$ 56,821,678	$ 53,923,603